INCOME TAX - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					6.98%	0.00%
Valuation allowance					8.86%	(21.00%)
Income tax provision	16.19%	24.66%	(82.11%)	41.84%	36.84%	0.00%